UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

New York - 125.5%

Corporate - 17.5%	Essex County, New York, IDA, Environmental Improvement Revenue Bonds (International Paper Company Project), AMT, Series A, 6.625%, 9/01/32	$550	$403,826
	New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5%, 9/01/35	2,000	1,222,760
	New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK International Airport), AMT, 7.625%, 8/01/25 (t)	3,200	2,438,592
	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31 (t)	4,000	2,991,320
	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	7,000	6,159,650
	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	8,340	8,346,172
	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25%, 6/01/27	7,000	5,816,440

			27,378,760

County/City/Special District/School District - 24.1%	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50%, 2/15/47 (a)	1,750	1,324,872
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%, 2/15/47	1,000	817,610
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5%, 1/01/36 (b)	4,900	3,984,729
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 6.375%, 1/01/39 (c)	150	164,096
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5%, 1/01/46 (b)	250	197,813
	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5%, 3/01/36 (a)	250	204,828
	New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter Properties Inc.-The New York and Pennsylvania Hospital Leasehold Project), 5.25%, 12/15/32 (d)	1,550	1,540,561
	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-2, 4.25%, 1/15/34 (a)(e)	1,700	1,421,472
	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	650	636,539

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
PILOT	Payment in Lieu of Taxes
TFABS	Tobacco Flexible Amortization Bonds

BlackRock New York Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	$750	$648,105
	New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series C, 5%, 5/01/09 (f)	1,495	1,510,144
	New York City, New York, GO, Series A-1, 4.75%, 8/15/25	1,000	989,650
	New York City, New York, GO, Series C, 5.375%, 3/15/12 (f)	6,000	6,706,800
	New York City, New York, GO, Series D, 5.375%, 6/01/12 (f)	2,200	2,477,442
	New York City, New York, GO, Series D, 5.375%, 6/01/32	4,000	4,029,720
	New York City, New York, GO, Sub-Series I-1, 5.375%, 4/01/36	1,750	1,777,493
	New York City, New York, IDA, Civic Facility Revenue Bonds (Marymount School of New York Project), 5.125%, 9/01/21 (g)	750	609,495
	New York City, New York, IDA, Civic Facility Revenue Bonds (Marymount School of New York Project), 5.25%, 9/01/31 (g)	2,000	1,402,900
	New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (b)	8,410	7,117,131

			37,561,400

Education - 19.4%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/25	910	610,464
	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	590	368,243
	Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College), Series A-2, 4.50%, 8/01/36	7,000	4,889,150
	Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series B, 5%, 7/01/33	2,000	1,999,860
	Madison County, New York, IDA, Civic Facility Revenue Bonds (Commons II LLC - Student Housing), Series A, 5%, 6/01/33 (h)	275	217,002
	New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25%, 11/01/37 (g)	2,400	1,813,344
	New York City, New York, Trust for Cultural Resources Revenue Bonds (The Julliard School), Series A, 5%, 1/01/39	2,100	2,128,812
	New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19 (i)(j)	1,740	1,740
	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Manhattan College), Series B, 5.30%, 7/01/37 (k)	500	390,450
	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Rochester Institute of Technology), Series A, 6%, 7/01/33	1,000	1,050,970
	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai School of Medicine of New York University), 5%, 7/01/35 (a)	1,000	959,090

BlackRock New York Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Teachers College), 5.50%, 3/01/39	$450	$457,659
	New York State Dormitory Authority Revenue Bonds (New School University), 5%, 7/01/41 (a)	9,000	8,482,770
	New York State Dormitory Authority Revenue Bonds (New York University), Series 2, 5%, 7/01/41 (b)	5,000	4,936,600
	Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Windward School Civic Facility), 5.25%, 10/01/31 (k)	2,500	2,020,525

			30,326,679

Health - 5.8%	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5%, 12/01/27	500	302,610
	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University Hospitals Center), Series B, 5.625%, 7/01/37	530	391,712
	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Presbyterian Hospital of New York), 5.25%, 2/15/31 (d)(l)	800	806,176
	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical Center Health System), Series C, 5.50%, 7/01/26	3,000	2,858,850
	New York State Dormitory Authority Revenue Bonds (Hudson Valley Hospital Center), 5%, 8/15/36 (d)(l)(m)	1,500	1,506,960
	New York State Dormitory Authority Revenue Bonds (North Shore -Long Island Jewish Health System), 5.50%, 5/01/13 (f)	2,000	2,312,460
	Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	1,175	850,829

			9,029,597

Housing - 0.8%	New York State, HFA, M/F Housing Revenue Bonds (Highland Avenue Senior Apartments), AMT, Series A, 5%, 2/15/39 (n)	1,500	1,276,335

State - 6.4%	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, Series B, 5%, 2/15/35 (b)	4,855	4,637,982
	New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	2,100	1,973,286
	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (School District Financing Program), Series A, 5%, 10/01/35 (d)	395	392,689
	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (School District Financing Program), Series B, 5%, 4/01/36 (d)	1,040	1,032,346
	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series A, 5%, 3/15/38	250	251,535

BlackRock New York Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	$600	$647,802
	New York State, GO, Series A, 5%, 2/15/39	975	986,222

			9,921,862

Tobacco - 11.5%	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6%, 6/01/43	6,700	4,950,161
	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Revenue Bonds, Series A, 5.75%, 6/01/43	2,500	1,776,575
	Rockland Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Revenue Bonds, 5.75%, 8/15/43	5,000	3,551,300
	TSASC, Inc., New York, TFABS, Series 1, 6.375%, 7/15/09 (f)	2,000	2,044,400
	TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (f)	3,000	3,417,090
	Westchester Tobacco Asset Securitization Corporation, New York, Revenue Bonds, 6.75%, 7/15/10 (f)	2,000	2,168,880

			17,908,406

Transportation - 23.0%	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series B, 5%, 11/15/34	500	485,250
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding Bonds, Series A, 5%, 11/15/30	12,000	11,984,040
	Metropolitan Transportation Authority, New York, Revenue Bonds, Series C, 6.50%, 11/15/28	750	827,632
	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.125%, 11/15/31	10,500	10,139,115
	New York City, New York, IDA, Special Airport Facility Revenue Bonds (Aero JFK I, LLC Project), AMT, Series A, 5.50%, 7/01/28	10,000	6,710,700
	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6, 5.75%, 12/01/22 (a)	7,000	5,799,990

			35,946,727

Utilities - 17.0%	Long Island Power Authority, New York, Electric System Revenue Bonds, Series C, 5.25%, 9/01/29 (h)	2,000	2,007,320
	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 6.25%, 4/01/33	150	164,553
	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 5.75%, 4/01/39	2,500	2,600,075
	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series B, 5%, 12/01/35 (h)	2,350	2,221,196
	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series AA, 4.50%, 6/15/37 (a)	2,050	1,858,715
	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	800	841,496

BlackRock New York Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5%, 6/15/32 (a)(e)	$4,000	$4,010,160
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	1,200	1,288,404
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series C, 5%, 6/15/32	6,500	6,516,510
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series D, 5%, 6/15/39	5,000	5,007,550

			26,515,979

	Total Municipal Bonds in New York		195,865,745

Multi-State - 11.5%

Housing - 11.5%	Charter Mac Equity Issuer Trust, 6.30%, 6/30/49 (o)(p)	6,000	6,032,100
	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (o)(p)	5,500	5,716,920
	MuniMae TE Bond Subsidiary LLC, 6.30%, 6/30/49 (o)(p)	6,000	4,199,220
	MuniMae TE Bond Subsidiary LLC, 6.80%, 6/30/50 (p)	3,000	1,949,610

	Total Municipal Bonds in Multi-State		17,897,850

Guam - 0.3%

Utilities - 0.3%	Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding Bonds, 5.875%, 7/01/35	600	475,500

Puerto Rico - 14.4%

Housing - 1.9%	Puerto Rico Housing Financing Authority, Capital Funding Program, Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	3,000	3,023,610

State - 11.5%	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.25%, 7/01/12 (f)	4,400	4,865,520
	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.25%, 7/01/36	1,600	1,284,416
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70%, 2/01/10 (f)	6,000	6,207,240
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (f)	5,000	5,511,550

			17,868,726

Utilities - 1.0%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds, Series A, 6%, 7/01/38	1,100	1,063,194
	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series VV, 5.25%, 7/01/29 (a)	500	466,385

			1,529,579

	Total Municipal Bonds in Puerto Rico		22,421,915

	Total Municipal Bonds - 151.7%		236,661,010

BlackRock New York Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to Tender Option Bond Trusts (q)	Par (000)	Value

New York - 12.6%

Housing -12.6%	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, 31st Series A, 5.30%, 10/01/31	$15,500	$14,871,475
	New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40%, 4/01/32	5,078	4,841,011

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 12.6%		19,712,486

	Total Long-Term Investments (Cost - $280,087,485) - 164.3%		256,373,496

	Short-Term Securities	Shares

Money Market Fund - 1.6%	CMA New York Municipal Money Fund, 0.18% (r)(s)	2,534,657	2,534,657

	Total Short-Term Securities (Cost - $2,534,657) - 1.6%		2,534,657

	Total Investments (Cost - $282,622,142*) - 165.9%		258,908,153
	Other Assets Less Liabilities - 2.1%		3,348,519
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (6.6)%		(10,294,326)
	Preferred Shares, at Redemption Value - (61.4)%		(95,862,617)

	Net Assets Applicable to Common Shares - 100.0%		$156,099,729

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$269,975,481

Gross unrealized appreciation	$6,263,429
Gross unrealized depreciation	(27,621,173)

Net unrealized depreciation	$(21,357,744)

(a)	NPFGC Insured.

(b)	AMBAC Insured.

(c)	Assured Guaranty Insured.

(d)	FSA Insured.

(e)	FGIC Insured.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	ACA Insured.

(h)	CIFG Insured.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Non-income producing security.

(k)	Radian Insured.

(l)	FHA Insured.

(m)	BHAC Insured.

(n)	SONYMA Insured.

(o)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(p)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

BlackRock New York Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)

(q)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(r)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	(2,073,873)	$27,368

(s)	Represents the current yield as of report date.

(t)	Variable rate security. Rate shown is as of report date.

•

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities Assets

Assets

Level 1	$2,534,657
Level 2	256,373,496
Level 3	—

Total	$258,908,153

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Income Trust

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: June 19, 2009